16. Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
16. Subsequent Events

Note 14. Subsequent Events

The Company previously entered into an Investment Agreement with Tangiers Global, LLC, a Wyoming Limited Liability Company, on June 23, 2016.

On August 4, 2016, the Company and Tangiers Global, LLC, amended and restated the two fixed convertible promissory notes disclosed in Note 8. The amendments deleted portions of the notes that originally provided for a conversion formula used to determine the conversion price per share, and deletes provisions for the repayment of the notes through sales of the Company’s registered shares to Tangiers

The Company owed 77,660 shares of common stock as part of accounting services provided to the Company by New Era CPAs, an accounting firm in which the Company’s former Chief Financial Officer, is a partner. On July 29, 2016 the Company issued the 77,660 shares due Mr. Migliarese.

Note 16. Subsequent Events

We have evaluated all events that occurred after the balance sheet date through the date when our financial statements were issued to determine if they must be reported.

As of December 31, 2015, the convertible notes payable had a $71,500 face value and a discount of $11,248, for a net carrying value of $60,252 which is reflected on the Company's balance sheet as convertible notes payable, net. As of December 31, 2014, the convertible notes payable had a $71,500 face value and a discount of $46,949, for a net carrying value of $24,551 that is reflected on the Company's balance sheet as Convertible notes payable, net. The convertible notes payable are convertible into 893,750 shares of American Cannabis Company, Inc. common stock. As of April 11th, 2016, the maturity date on this note has been renegotiated to April 24th, 2018. On April 12, 2016, the Company received notice of partial conversion of this note in the amount of $58,000 convertible into 725,000 shares of restricted common stock at a price of $0.08 per share.

Our management has determined that other than as disclosed above, there were no reportable subsequent events to be disclosed.